Other income - Schedule of Other income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Abstract]
Receipt of government grants		$ 164,197	$ 47,894	$ 132,836
Interest income		38,922	30,560	48,405
Fair value adjustment	[1]	(117,973)
Compensation received		355,879
Others		60,635	158,457	23,960
Total other income		$ 501,660	$ 236,911	$ 205,201

[1]	Fair value adjustment pertains to adjustments made on other financial assets, keyman insurance contract and other financial liabilities in relation to convertible debt.